DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS

July 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

	LONG-TERM INVESTMENTS - 146%

	Alabama - 1.8%
$2,000	Jefferson Cnty. Brd. of Ed. Pub. Sch.
	Warrants,
	5.00%, 2/01/46	$2,414,000

	Alaska - 0.3%
290	Anchorage Elec. Util. Rev.,
	5.00%, 12/01/36	339,816

	Arizona - 3.8%
1,350	Arizona Brd. of Regents Rev.,
	Arizona St. Univ.,
	5.00%, 7/01/37	1,637,564
650	Arizona St. Hlth. Fac. Auth. Rev.,
	Scottsdale Lincoln Hosp. Proj.,
	5.00%, 12/01/42	736,502
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	Banner Hlth.,
	4.00%, 1/01/34	1,137,570
190	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40
	Prerefunded 6/01/24 @ $100 (b)	224,016
310	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	348,549
1,000	Northern Arizona Univ. SPEED Rev.,
	(Stimulus Plan for Econ. and Edl. Dev.),
	5.00%, 8/01/38
	Prerefunded 8/01/23 @ $100 (b)	1,140,200

		5,224,401

	California - 18%
1,150	California St. Hlth. Facs. Fin. Auth. Rev.,
	Kaiser Permanente,
	4.00%, 11/01/44	1,297,591
330	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	374,649
1,500	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46	1,758,780
100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Bowles Hall Foundation,
	5.00%, 6/01/35	106,997

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	$1,187,520
1,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/01/29	1,142,870
750	California Statewide Communities Dev.
	Auth. Rev., Marin General Hosp.,
	4.00%, 8/01/45	787,958
600	Contra Costa Cnty. Successor Agy.
	to Redev. Agy., Tax Allocation,
	5.00%, 8/01/35, BAM	750,756
1,000	Garden Grove Successor Agy. to Agy.
	Cmty. Dev., Tax Allocation,
	5.00%, 10/01/31, BAM	1,219,840
2,000	Gilroy Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/41	2,275,760
280	Lancaster Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/01/33, AGM	336,857
1,000	Los Angeles Cnty. Santn. Dists. Fin. Auth. Rev.,
	5.00%, 10/01/34	1,220,160
250	Palm Desert Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/28, BAM	314,633
2,550	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/01/21,
	Escrowed to maturity (b)	2,686,425
1,000	San Jose Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/42	1,157,540
1,215	San Marcos Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/32	1,432,910
2,000	San Mateo Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 8/01/30	2,340,360
1,000	Santa Clarita Cmnty. Clg. Dist. Gen. Oblig.,
	3.00%, 8/01/49	1,053,710
1,000	Temple City Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/43	1,134,330
1,750	Univ. of California Rev.,
	4.00%, 5/15/48	2,043,825

		24,623,471

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Colorado - 4.1%
$610	Colorado St. Hsg. & Fin. Auth. Rev.,
	3.60%, 11/01/38	$633,046
400	Denver Conv. Center & Hotel Auth. Rev.,
	5.00%, 12/01/27	438,120
1,000	Eagle River Wtr. & Santn. Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/01/42
	Prerefunded 12/01/22 @ $100 (b)	1,109,550
1,815	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	2,326,140
1,000	Univ. of Colorado Enterprise Rev.,
	4.00%, 6/01/43	1,162,870

		5,669,726

	Connecticut - 7.4%
900	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/35	1,139,454
705	Connecticut St. Gen. Oblig.,
	4.00%, 4/15/38	828,784
700	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/32
	Prerefunded 7/01/21 @ $100 (b)	729,883
1,000	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/41
	Prerefunded 7/01/21 @ $100 (b)	1,042,690
500	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Univ. of New Haven,
	5.00%, 7/01/43	538,700
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48	595,584
250	Connecticut St. Hgr. Edu. Supplemental
	Loan Auth. Rev.,
	3.25%, 11/15/36	253,138
570	Connecticut St. Hsg. Auth. Rev.,
	3.00%, 5/15/33	619,037
500	Connecticut St. Hsg. Auth. Rev.,
	3.20%, 11/15/33	549,215
1,130	Connecticut St. Spl. Tax Oblig. Rev.,
	3.125%, 5/01/40	1,220,162

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	S. Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/01/41
	Prerefunded 8/01/21 @ $100 (b)	$1,048,040
1,300	Univ. of Connecticut Spec. Oblig. Rev.,
	5.00%, 11/15/43	1,608,737

		10,173,424

	District of Columbia - 0.9%
1,000	District of Columbia Gen. Oblig.,
	5.00%, 6/01/43	1,272,520

	Florida - 22%
755	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	944,973
750	Broward Cnty. Port Fac. Rev.,
	4.00%, 9/01/49	805,328
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/01/36	1,123,570
1,120	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	6.00%, 8/15/36	1,122,341
1,175	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	3.00%, 8/15/50, AGM	1,225,267
2,000	Florida St. Brd. of Ed. Cap. Outlay
	Gen. Oblig.,
	5.00%, 6/01/41	2,073,480
2,350	Florida St. Brd. of Gov. Florida State Univ.
	Dorm Rev.,
	5.00%, 5/01/33	2,623,211
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44	1,114,720
500	Lee Cnty. Tran. Fac. Rev.,
	5.00%, 10/01/35, AGM	584,965
1,080	Miami Beach Hlth. Facs. Auth. Rev.,
	Mt. Sinai Med. Ctr.,
	5.00%, 11/15/39	1,185,019
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	573,725
1,250	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	Univ. of Miami,
	5.00%, 4/01/45	1,398,688

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	$2,666,997
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/01/32
	Prerefunded 10/01/22 @ $100 (b)	274,005
2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/35	2,225,500
1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/01/38
	Prerefunded 6/01/23 @ $100 (b)	1,136,060
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,821,039
2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	2,676,202
830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	991,028
470	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	532,261
665	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	4.00%, 7/01/42	760,979
985	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/47	1,192,559

		30,051,917

	Georgia - 0.4%
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/01/32	565,365

	Idaho - 0.2%
240	Idaho St. Hlth. Facs. Auth. Rev.,
	St. Luke’s Hlth. Sys.,
	5.00%, 3/01/37	292,740

	Illinois - 13.2%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	501,620
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/01/30, AGM	1,092,210
620	Chicago O’Hare Intl. Arpt. Rev.,
	5.25%, 1/01/42	737,682
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	301,175

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	$299,110
650	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	792,155
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	294,758
865	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	957,685
170	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	206,961
1,055	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45	1,193,648
525	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	(fka Centegra Hlth. Sys.),
	5.00%, 9/01/42	591,575
520	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 8/15/37	560,789
1,070	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	1,158,692
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,136,840
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,145,360
2,020	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,451,230
750	Illinois St. Toll Hwy. Auth. Rev.,
	5.00%, 1/01/41	883,133
330	Railsplitter Tobacco Settlement Auth. Rev.,
	5.00%, 6/01/27	395,287
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/01/28
	Prerefunded 6/01/21 @ $100 (b)	1,047,780
1,000	Sales Tax Securitization Corp. Rev.,
	5.00%, 1/01/48	1,143,100
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,113,860

		18,004,650

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Indiana - 2.8%
$240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	$279,986
2,000	Indiana St. Fin. Auth. Hosp. Rev.,
	Parkview Hlth.,
	5.00%, 11/01/43	2,468,040
1,000	Indiana St. Fin. Auth. Rev.
	State Revolving Fund,
	5.00%, 2/01/31
	Prerefunded 2/01/21 @ $100 (b)	1,023,980

		3,772,006

	Kentucky - 0.8%
900	Kentucky Bond Dev. Corp.
	Transient Room Tax Rev.,
	5.00%, 9/01/43	1,024,740

	Louisiana - 4.7%
1,250	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/30	1,318,138
605	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/36	631,287
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38	1,405,625
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44	340,341
500	Port of New Orleans Brd. of
	Commissioners Port Fac. Rev.,
	5.00%, 4/01/33
	Prerefunded 4/01/23 @ $100 (b)	559,055
1,100	Regional Tran. Auth. Sales Tax Rev.,
	5.00%, 12/01/30, AGM	1,114,696
1,000	Terrebonne Parish Consol. Wtrwks.
	Dist. No. 1 Rev.,
	5.00%, 11/01/37
	Prerefunded 11/01/22 @ $100 (b)	1,105,640

		6,474,782

	Maine - 1.7%
95	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33,
	Prerefunded 7/01/23 @ $100 (b)	107,979
905	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	994,441

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$610	Portland General Arpt. Rev.,
	5.00%, 7/01/31	$670,482
540	Portland General Arpt. Rev.,
	5.00%, 7/01/32	592,407

		2,365,309

	Maryland - 0.8%
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Luminis Hlth.,
	5.00%, 7/01/39	1,105,390

	Massachusetts - 6.2%
3,000	Massachusetts St. Bay Trans. Auth. Rev.,
	5.50%, 7/01/29, NRE	4,224,600
1,000	Massachusetts St. Gen. Oblig.,
	5.25%, 9/01/25, AGM	1,248,370
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	1,432,520
300	Massachusetts St. Hsg. Fin. Agy. Rev.,
	3.00%, 12/01/45	316,824
1,000	Massachusetts St. Port Auth. Rev.,
	5.00%, 7/01/47	1,187,810

		8,410,124

	Michigan - 2.6%
1,000	Holland Elec. Util. Sys. Rev.,
	5.00%, 7/01/39	1,041,760
550	Michigan St. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/01/44	631,664
540	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	614,466
1,000	Michigan St. Hsg. Dev. Auth. Rev.,
	2.80%, 12/01/45	1,018,270
225	Royal Oak Hosp. Fin. Auth. Rev.,
	William Beaumont Hosp.,
	5.00%, 9/01/39	251,575

		3,557,735

	Minnesota - 0.2%
275	Minnesota St. Hsg. Fin. Agy.,
	2.70%, 7/01/44	285,128

	Mississippi - 0.5%
600	Mississippi St. Gen. Oblig.,
	4.00%, 10/01/39	725,580

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Nebraska - 2.2%
$500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/01/34	$529,325
1,900	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,488,506

		3,017,831

	New Jersey - 2%
400	Camden Cnty. Impvt. Auth. Hlthcare.
	Redev. Rev., Cooper Hlth. Sys.,
	5.00%, 2/15/33	436,076
240	New Jersey St. Tpk. Auth. Rev.,
	4.00%, 1/01/35	271,037
1,750	Tobacco Settlement Financing Corp. Rev.,
	5.25%, 6/01/46	2,072,298

		2,779,411

	New York - 10.3%
1,000	Albany Indl. Dev. Agy. Rev.,
	Brighter Choice Charter Sch.,
	5.00%, 4/01/32	1,000,790
300	Buffalo and Erie Cnty. Indl. Land. Dev. Rev.,
	Catholic Hlth. Sys.,
	5.25%, 7/01/35	339,762
700	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	753,837
530	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	645,683
600	New York Cntys. Tobacco Trust VI Rev.,
	5.00%, 6/01/45	632,784
885	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	Adjustable Rate Bond,
	0.17%, 6/15/44	885,000
1,010	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.00%, 6/15/34	1,134,392
660	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.375%, 6/15/43
	Prerefunded 12/15/20 @ $100 (b)	672,566
340	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.375%, 6/15/43	345,712

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.50%, 6/15/43
	Prerefunded 12/15/20 @ $100 (b)	$1,019,680
650	New York City Transitional Fin. Auth.,
	Subordinate Rev.,
	3.00%, 5/01/45	690,878
2,000	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,374,540
1,000	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 3/15/42	1,268,180
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/01/33	1,008,666
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00%, 11/15/30	553,230
195	TSASC Inc. Tobacco Settlement Rev.,
	5.00%, 6/01/34	231,596
400	Utility Debt Securitization Auth.,
	Restructuring Rev.,
	5.00%, 12/15/31	459,380

		14,016,676

	North Carolina - 0.2%
250	North Carolina St. Hsg. Fin. Agy. Rev.,
	2.85%, 1/01/43	261,355

	Ohio - 3.5%
775	Buckeye Tobacco Settlement Fin. Auth. Rev.,
	4.00%, 6/01/48	866,380
630	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/01/25	632,192
570	Northeast Ohio Regl. Swr. Dist. Rev.,
	4.00%, 11/15/43	665,247
500	Ohio St. Gen. Oblig.,
	5.00%, 9/01/30
	Prerefunded 9/01/20 @ $100 (b)	501,835
2,000	Ohio St. Hosp. Rev.,
	Univ. Hosp. Hlth. Sys.,
	4.00%, 1/15/44	2,137,320

		4,802,974

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Oregon - 1.8%
$500	Oregon St. Gen. Oblig.,
	5.00%, 5/01/41	$603,910
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	644,624
1,000	Washington Cnty. Sch. Dist. 48J
	(Beaverton), Gen. Oblig.
	5.00%, 6/15/36	1,258,310

		2,506,844

	Pennsylvania - 3.5%
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/01/34	2,238,620
375	Pennsylvania St. Tpk. Commision Rev.,
	6.375%, 12/01/38	479,738
2,000	Philadelphia Wtr. & Wstwtr. Rev.,
	5.00%, 1/01/41	2,027,700

		4,746,058

	Rhode Island - 2.1%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev. (Green Bonds),
	5.00%, 10/01/32	1,268,710
1,600	Rhode Island St. Hlth. & Edl. Bldg. Corp.,
	Higher Ed. Facs. Rev.,
	Providence College,
	5.00%, 11/01/41	1,660,800

		2,929,510

	South Carolina - 1.9%
2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/01/32	2,290,060
290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	342,655

		2,632,715

	Tennessee - 5.2%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	262,787
1,620	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/20	1,625,443
1,000	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/21	1,047,960

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$560	Tennessee St. Hsg. Dev. Agy.,
	3.625%, 7/01/32	$619,870
485	Tennessee St. Hsg. Dev. Agy.,
	3.90%, 7/01/42	537,365
495	Tennessee St. Hsg. Dev. Agy.,
	4.00%, 7/01/43	552,202
2,000	Tennessee St. Sch. Bond Auth. Rev.,
	5.00%, 11/01/42	2,487,020

		7,132,647

	Texas - 13.5%
850	Austin Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/36, PSF	976,752
650	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41	764,127
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/32	532,385
1,250	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/39	1,543,362
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/01/29	1,017,910
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32
	Prerefunded 11/15/23 @ $100 (b)	1,629,170
1,625	Keller Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 2/15/47, PSF	1,942,817
1,000	Klein Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 8/01/46, PSF	1,095,090
1,000	Lewisville Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 8/15/39, PSF	1,100,630
1,505	North Texas Twy. Auth. Rev.,
	Convertible CAB,
	0.00%, 9/01/43
	Prerefunded 9/01/31 @ $100 (b)	2,098,662
1,000	North Texas Twy. Auth. Rev.,
	5.00%, 1/01/31	1,167,620
1,135	North Texas Twy. Auth. Rev.,
	4.00%, 1/01/43	1,294,717
700	San Antonio Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	5.00%, 8/15/38, PSF	859,313
250	Spring Branch Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	3.00%, 2/01/43, PSF	272,028
1,000	Texas St. Wtr. Development Brd. Rev.,
	St. Wtr. Implementation Fund,
	4.00%, 10/15/47	1,172,060

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	Upper Trinity Reg. Wtr. Dist. Rev.,
	4.00%, 8/01/37, AGM	$1,057,730

		18,524,373

	Vermont - 2%
2,000	Univ. of Vermont & St. Agric. College
	Gen. Oblig.,
	5.00%, 10/01/38	2,155,860
500	Vermont St. Edl. and Hlth. Bldg. Fin. Agy. Rev.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	590,355

		2,746,215

	Virginia - 2.8%
1,250	Riverside Regl. Jail Auth. Fac. Rev.,
	5.00%, 7/01/26	1,527,387
2,000	Virginia St. College Bldg. Auth. Rev.,
	5.00%, 2/01/23	2,241,780

		3,769,167

	Washington - 1%
100	King Cnty. Gen. Oblig.,
	Adjustable Rate Bond,
	0.16%, 1/01/46	100,000
1,000	King Cnty. Swr. Rev.,
	5.00%, 7/01/41	1,213,720

		1,313,720

	Wisconsin - 1.4%
1,400	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,617,098
250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	266,143

		1,883,241

	Wyoming - 0.2%
275	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/01/20	277,431

	Total Long-Term Investments
	(Cost $183,787,597)	199,692,992

	TOTAL INVESTMENTS - 146%
	(Cost $183,787,597)	199,692,992
	Variable Rate MuniFund Term Preferred Shares at liquidation value - (47.5)%	(65,000,000)
	Other assets less other liabilities - 1.5%	2,057,600

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$136,750,592

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2020

(Unaudited)

(a) The following abbreviations are used in the portfolio descriptions:

AGM–Assured Guaranty Municipal Corp.*

AMBAC–Ambac Assurance Corporation*

BAM–Build America Mutual Assurance Company*

CAB–Capital Appreciation Bond

COP–Certificate of Participation

FHA–Federal Housing Authority*

NRE–National Public Finance Guarantee Corporation*

PSF–Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded and escrowed to maturity issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2020:

Level 2
Municipal bonds	$199,692,992

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.